Offerings - Offering: 1	Feb. 02, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	51,530,518
Proposed Maximum Offering Price per Unit | $ / shares	0.107
Maximum Aggregate Offering Price	$ 5,513,765
Fee Rate	0.01381%
Amount of Registration Fee	$ 761.45
Offering Note	The number of common shares being registered includes the resale of up to 51,530,518 common shares held by the selling shareholder, consisting of (i) 25,765,259 shares of common stock issued in a private placement and (ii) 25,765,259 common shares issuable upon the exercise of warrants.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, the proposed maximum offering price per share is $0.107, which is the average of the high and low prices of the common shares on the OTCQB of the OTC Markets Group, Inc. on January 30, 2026.